COMMON STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
COMMON STOCK

Note 10 - COMMON STOCK

No dividends on common stock had been declared by the Company.

For the three months ended March 31, 2024 and 2023, the Company had reserved shares of common stock for issuance as follows:

	March 31, 2024	March 31, 2023
Options issued and outstanding	2,315,299	3,731,392
Common stock outstanding	60,260,282	45,795,502
Warrants outstanding	24,510,575	12,266,971
Earnout shares	40,000,000	40,000,000
Shares available for future issuance	10,986,525	4,319,309
Total	138,072,681	106,113,174

ChEF Equity Facility

The Company and Chardan Capital Markets LLC, a New York limited liability company (“CCM LLC”) entered into a purchase agreement (the “Purchase Agreement”) and a Registration Rights Agreement in connection with the merger. Pursuant to the Purchase Agreement, the Company has the right to sell to CCM LLC an amount of shares of Common Stock, up to a maximum aggregate purchase price of $150 million, pursuant to the terms of the Purchase Agreement. In addition, the Company appointed LifeSci Capital, LLC as “qualified independent underwriter” with respect to the transactions contemplated by the Purchase Agreement. Under the terms of the Purchase Agreement, the Company issued 73,500 shares pursuant to the Purchase Agreement with CCM LLC for aggregate net proceeds to the Company of $597 from the period January 1, 2023 through March 31, 2023. No issuances have occurred for the period of January 1, 2024 through March 31, 2024.

DRAGONFLY ENERGY HOLDINGS CORP.

Notes to Unaudited Condensed Consolidated Financial Statements

(in thousands, except share and per share data)

Note 11 - COMMON STOCK

The Company is authorized to issue up to 250,000,000 shares of common stock with $0.0001 par value. Common stockholders are entitled to dividends if and when declared by the Board of Directors subject to the rights of the preferred stockholders. As of December 31, 2023 and 2022, there were 60,260,282 and 43,272,728 shares issued and outstanding. No dividends on common stock had been declared by the Company.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 11 - Common Stock (continued)

On June 12, 2022, Dragonfly entered into a Stock Purchase Agreement with THOR Industries, whereby THOR purchased shares of Dragonfly common stock for $15,000 in cash. The Stock Purchase agreement was issued in connection with a binding agreement among the parties whereby the parties would use commercially reasonable efforts to enter into a mutually agreed distribution and joint development agreement. The final terms of the agreement have not yet been determined.

For the year ended December 31, 2023 and 2022, the Company had reserved shares of common stock for issuance as follows:

	December 31, 2023	December 31, 2022
Options issued and outstanding	2,364,787	3,642,958
Common stock outstanding	60,260,282	43,272,728
Warrants outstanding	24,510,575	16,708,414
Earnout shares	40,000,000	40,000,000
Shares available for future issuance	4,469,280	4,924,914
Total	131,604,924	108,549,014

ChEF Equity Facility

The Company and CCM LLC entered into a purchase agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “ChEF RRA”) in connection with the merger. Pursuant to the Purchase Agreement, the Company has the right to sell to CCM LLC an amount of shares of common stock, up to a maximum aggregate purchase price of $150,000, from time to time, pursuant to the terms of the Purchase Agreement.

Pursuant to, on the terms of, and subject to the satisfaction of the conditions in the Purchase Agreement, including the filing and effectiveness of a registration statement registering the resale by CCM LLC of the shares of common stock issued to it under the Purchase Agreement, the Company will have the right from time to time at its option to direct CCM LLC to purchase up to a specified maximum amount of shares of common stock, up to a maximum aggregate purchase price of $150,000, over the term of the equity facility (“ChEF Equity Facility”).

Under the terms of the Purchase Agreement, CCM LLC will not be obligated to (but may, at its option, choose to) purchase shares of common stock to the extent the number of shares to be purchased would exceed the lowest of the number of shares of common stock (i) which would result in beneficial ownership (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 promulgated thereunder) by CCM LLC, together with its affiliates, of more than 9.9%, (ii) which would cause the aggregate purchase price on the applicable VWAP Purchase Date (as defined in the Purchase Agreement) for such purchases to exceed $3,000 and (iii) equal to 20% of the total number of shares of common stock that would count towards VWAP on the applicable Purchase Date of such purchase.

The net proceeds from any sales under the Purchase Agreement will depend on the frequency with, and prices at, which shares of common stock are sold to CCM LLC. To the extent the Company sells shares of common stock under the Purchase Agreement, it currently plans to use any proceeds therefrom for working capital and other general corporate purposes.

In addition, pursuant to the ChEF RRA, the Company has agreed to provide CCM LLC with certain registration rights with respect to the shares of common stock issued subject to the Purchase Agreement.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)

Note 11 - Common Stock (continued)

The Purchase Agreement will automatically terminate on the earliest to occur of (i) the 36-month anniversary of the later of (x) the closing of the merger and (y) effective date of the Initial Registration Statement (as defined in the Purchase Agreement), (ii) the date on which CCM LLC shall have purchased 150,000,000 of shares of common stock pursuant to the Purchase Agreement, (iii) the date on which common stock shall have failed to be listed or quoted on Nasdaq or any successor principal market and (iv) the commencement of certain bankruptcy proceedings or similar transactions with respect to the Company or all or substantially all of its property.

Under the terms of the Purchase Agreement, the Company issued 588,500 shares pursuant to the Purchase Agreement with CCM LLC for aggregate net proceeds to the Company of $1,273 from the period January 1, 2023 through December 31, 2023.

June 2023 Offering

In the June 2023 Offering, the Company sold an aggregate of (i) 10,000,000 shares of its Common Stock and, (ii) accompanying Investor Warrants to purchase up to 10,000,000 shares of Common Stock, at the combined public offering price of $2.00 per share and accompanying Investor Warrant, less underwriting discounts and commissions, and (iii) the Underwriters’ Warrants.

The Investor Warrants are exercisable for five years from the closing date of the June 2023 Offering, have an exercise price of $2.00 per share and are immediately exercisable. In the event of certain fundamental transactions, holders of the Investor Warrants will have the right to receive the Black Scholes Value (as defined in the Investor Warrants) of their Investor Warrants calculated pursuant to the formula set forth in the Investor Warrants, payable either in cash or in the same type or form of consideration that is being offered and being paid to the holders of Common Stock. The Underwriters’ Warrants are exercisable upon issuance at an exercise price of $2.50 per share and will expire on June 20, 2028.

The Company granted the underwriters a 45-day over-allotment option to purchase up to an additional 1,500,000 shares of Common Stock and/or Warrants to purchase up to an aggregate of 1,500,000 shares of Common Stock at the public offering price per security, less underwriting discounts and commissions, of which the underwriters exercised for 1,405,000 shares of Common Stock and Investor Warrants to purchase up to 1,405,000 shares of Common Stock and the remaining was not exercised within the 45-day window.

The Company received gross proceeds of $22,810 and incurred $2,074 of offering related costs. The gross proceeds were first allocated to the liability classified warrants based upon the transaction date fair value and then to the equity classified warrants with the residual allocated to the common shares. The offering related costs were allocated based on the relative fair value of all instruments, of which $1,169 was accounted for as a reduction of additional-paid-in-capital and $904 was recorded within general and administrative expenses. The Company accounted for the investor warrants issued in connection with the Public Offering and the exercise of the underwriters’ over-allotment option in accordance with the guidance contained in ASC 815-40. Such guidance provides that the warrants described above are precluded from equity classification. The fair value of the warrants were recorded as a liability in the amount of $13,762 on issuance and are being fair valued at each reporting period.

Dragonfly Energy Holdings Corp.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022

(in thousands, except share and per share data)